Document and Entity Information	Apr. 14, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2020
Entity Registrant Name	FRONTIER COMMUNICATIONS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11001
Entity Tax Identification Number	06-0619596
Entity Address, Address Line One	401 MERRITT 7
Entity Address, City or Town	NORWALK
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	203
Local Phone Number	614-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000020520
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.25 par value
Trading Symbol	FTR
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NASDAQ